File Nos. 33-20891
                                                                     811-5527
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                     [  ]


     Post-Effective Amendment No. 17                                  [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 17                                                 [X]


                     (Check appropriate box or boxes.)

            DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                          New York, New York 10166
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----


          on _____(date)___  pursuant to paragraph (b)
     ----


          60 days after filing pursuant to paragraph (a)(i)
     ----


      x   on June 1, 1999 pursuant to paragraph (a)(i)
     ----


          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on      (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----


Dreyfus New Jersey Municipal Money Market Fund, Inc.

Investing in short-term, high-quality municipal obligations for current income exempt from federal and New Jersey state income taxes

PROSPECTUS June 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                                                       The Fund

                          Dreyfus New Jersey Municipal  Money Market Fund, Inc.
                                               --------------------------------

                                                           Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income -- exempt from federal and New Jersey state income taxes -- as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. When the fund manager believes that acceptable New Jersey municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New Jersey state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

(pound) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

(pound) revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound)  invest only in high-quality dollar-denominated obligations





<PAGE 2>

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature, and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the fund's share price to drop

(pound)  New   Jersey'  s  economy  and  revenues  underlying
municipal obligations may decline

(pound)  the   fund'  s  portfolio  securities  may  be  more
sensitive to risks that are specific to investing primarily in a single state

(pound) any of the fund' s holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal and New Jersey' s state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal
personal    income    tax.


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

                                                                       The Fund



<PAGE 3>

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
BEST QUARTER:                                 Q2 '89            +1.65%

WORST QUARTER:                                Q1 '94            +0.49%

The fund's 7-day yield on 12/31/98 was 2.94%. For the fund's current yield, call toll-free 1-800-645-6561.
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

1 Year                                           5 Years              10 Years
                        --------------------------------------------------------

2.72%                                             2.83%                 3.56%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.50%

Shareholder services fee                                                  0.07%

Other expenses                                                            0.10%
                        --------------------------------------------------------

TOTAL                                                                     0.67%
                        --------------------------------------------------------

Expense example
1 Year                                                          3 Years                     5 Years                   10 Years
                                        ----------------------------------------------------------------------------------------

$68                                                              $214                        $373                        $835

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                       The Fund





<PAGE 5>

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes with more than 121 billion in more than 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management, and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment, and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.





<PAGE 6>

FINANCIAL HIGHLIGHTS

This  table  describes  the fund's performance for the fiscal periods indicated.
" Total  return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                      YEAR ENDED JANUARY 31,

                                                               1999           1998           1997           1996          1995
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
Net asset value, beginning of period                           1.00           1.00           1.00           1.00          1.00

      Investment operations:

      Investment income -- net                                 .027           .029           .027           .032          .025

Distributions:

      Dividends from investment
      income -- net                                           (.027)         (.029)         (.027)         (.032)        (.025)

      Net asset value, end of period                           1.00           1.00           1.00           1.00          1.00

Total return (%)                                               2.69           2.96           2.75           3.25          2.55
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
net assets (%)                                                  .67            .64            .65            .59           .42

Ratio of net investment income to
average net assets (%)                                         2.65           2.92           2.71           3.21          2.52

Decrease reflected in above
expense ratios due to actions
by Dreyfus (%)                                                   --             --             --            .06           .22
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                       475,046        526,266        561,260        647,557       772,913


                                                                       The Fund



<PAGE 7>

                                                                Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12: 00 noon Eastern time on every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund' s transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.
                        --------------------------------------------------------

Minimum investments

                                                Initial       Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500      $100
                                                            $500 FOR
                                                            TELETRANSFER
INVESTMENTS

DREYFUS AUTOMATIC                               $100        $100
INVESTMENT PLANS

All  investments must be in U.S. dollars. Third-party checks cannot be accepted.
You  may  be  charged  a   fee  for  any  check  that  does  not  clear. Maximum
TeleTransfer purchase is $150,000 per day.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

To help the fund maintain a $1 share price, investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.






<PAGE 8>

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling or writing a check for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

The fund reserves the right to:

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if in doubt.



<PAGE 10>


DISTRIBUTIONS AND TAXES

The fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that substantially all of its dividends will be exempt from federal and New Jersey state income taxes. Any dividend and distribution from taxable investments are taxable as ordinary income. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS: income or interest paid by the investments in the fund's portfolio.

DISTRIBUTIONS: income, net of expenses passed on to fund shareholders. These are calculated on a per share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

                                                                Your Investment



<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment products and services. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available) . There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

For 24-hour automated account access, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if in doubt.

                                                                Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900052309

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900052309

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.










<PAGE 14>

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment



<PAGE 15>

NOTES


<PAGE 16>

                                                           For More Information

                        Dreyfus New Jersey Municipal  Money Market Fund, Inc.
                        -----------------------------

                        SEC file number:  811-5527

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance and lists portfolio holdings.

                        Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A
                        current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
758P0699

              DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 1, 1999




          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus New Jersey Municipal Money Market Fund, Inc. (the "Fund"), dated June 1, 1999, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


                          Call Toll Free 1-800-645-6561
                     In New York City -- Call 1-718-895-1206
                      Outside the U.S. -- Call 516-794-5452


          The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.




                                TABLE OF CONTENTS
                                                                          PAGE


Description of the Fund...................................................B-2
Management of the Fund....................................................B-10
Management Arrangements...................................................B-14
How to Buy Shares.........................................................B-17
Shareholder Services Plan.................................................B-19
How to Redeem Shares......................................................B-20
Shareholder Services......................................................B-22
Determination of Net Asset Value..........................................B-26
Dividends, Distributions and Taxes........................................B-26
Portfolio Transactions....................................................B-28
Yield Information.........................................................B-28
Information About the Fund................................................B-30
Counsel And Independent Auditors..........................................B-30
Appendix A................................................................B-31
Appendix B................................................................B-34

                             DESCRIPTION OF THE FUND

          The Fund is a Maryland corporation incorporated on April 4, 1988. The Fund is an open-end, management investment company, known as a money market mutual fund.

          The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

          Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          MUNICIPAL OBLIGATIONS. The Fund will invest primarily in the debt securities of the State of New Jersey, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and State of New Jersey personal income taxes (collectively, "New Jersey Municipal Obligations"). To the extent acceptable New Jersey Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other debt securities the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not State of New Jersey, income tax. Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

          The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

CERTAIN TAX EXEMPT OBLIGATIONS. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

TAX EXEMPT PARTICIPATION INTERESTS. The Fund may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

          Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by investing only in those lease obligations that
(1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of a Fund's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

TENDER OPTION BONDS. The Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligations, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

          The Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the Manager reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment, and (y) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Fund otherwise will comply with the provisions of Rule 2a-7 in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Fund's Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, the Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable. The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

STAND-BY COMMITMENTS. To the extent consistent with the requirements for a "qualified investment fund" under the New Jersey gross income tax, the Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

RATINGS OF MUNICIPAL OBLIGATIONS. The Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

          The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended January 31, 1999, computed on a monthly basis, was as follows:




                           Moody's                   Standard
   Fitch                   Investors                 & Poor's
   IBCA, Inc.      or     Service, Inc.     or     Ratings Group      Percentage
   ("FITCH")               ("MOODY'S")                ("S&P")          OF VALUE
   -------------          ------------             ------------       ----------

    F-1+/F-1                MIG1/VMIG1,             SP-1+/SP-1,          ____%
                               P-1                   A1+/A1
    AAA/AA                   Aaa/Aa                  AAA/AA              ____%
    Not Rated               Not Rated               Not Rated            ____%1
                                                                          100%

------------------
1 Of those securities which are not rated, all have been determined by the Manager to be of comparable quality to securities in the MIG1/SP-1/F-1 rating category.



          If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

          To the extent the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Fund's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

          TAXABLE INVESTMENTS. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position, including when acceptable New Jersey Municipal Obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's net assets may be invested in securities that are not exempt from State of New Jersey income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

          ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          BORROWING MONEY. The Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

          FORWARD COMMITMENTS. The Fund may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

          Municipal Obligations and other securities purchased on a forward commitment or when- issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

INVESTMENT CONSIDERATIONS AND RISKS

          INVESTING IN MUNICIPAL OBLIGATIONS. The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

          Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.

          Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

          INVESTING IN NEW JERSEY MUNICIPAL OBLIGATIONS. You should consider carefully the special risks inherent in the Fund's investment in New Jersey Municipal Obligations. If there should be a default or other financial crisis relating to the State of New Jersey or an agency of municipality thereof, the market value and marketability of outstanding New Jersey Municipal Obligations in the Fund's portfolio and interest income to the Fund could be adversely affected. Although New Jersey enjoyed a period of economic growth with unemployment levels below the national average during the mid-1980s, the State's economy slowed down well before the onset of the national recession which, according to the National Bureau of Economic Research, began in July 1990. Reflecting the economic downturn, the State's unemployment rate rose from a low of 3.6% in the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the State's unemployment rate fell to an average of 6.2% during 1996 and 5.5% for the six month period from January 1997 through June 1997. In July 1991, S&P lowered its rating of the State's general obligation debt from AAA to AA+. You should review "Appendix A" which more fully sets forth these and other risk factors.

          SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investment or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


INVESTMENT RESTRICTIONS


          The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:


          1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Prospectus.

          2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

          4. Sell securities short or purchase securities on margin.

          5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

          7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

          8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          9. Invest in companies for the purpose of exercising control.

          10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

          For purposes of Investment Restriction No. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUND


          The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:

    The Dreyfus Corporation.................................Investment Adviser
    Premier Mutual Fund Services, Inc.......................Distributor
    Dreyfus Transfer, Inc...................................Transfer Agent
    The Bank of New York....................................Custodian


          Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND


JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, BOARD MEMBER. ________. From August 1995 to November 1998, he was Chairman of the Broadcasting Board of Governors, an independent Board within the United States Information Agency. From August 1994 to December 31, 1994, he was a consultant to the Manager and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice-President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 62 years old and his address is 197 Eighth Street, Charleston, Massachusetts 02642.

SAMUEL CHASE, BOARD MEMBER. Retired. From 1982 through 1996, he was President of
     Samuel Chase & Company, Ltd., an economic consulting firm. He is 66 years old and his address is 10380 Springhill Road, Belgrade, Montana 59714.

GORDON J. DAVIS, BOARD MEMBER. Since October 1994, a senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, he was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983, he was Commissioner of Parks and Recreation for the City of New York. He also is a director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards. He is 57 years old and his address is 241 Central Park West, New York, New York 10023.

JONI EVANS, BOARD MEMBER. Senior Vice President of the William Morris Agency since September 1993. From September 1987 to May 1993, she was Executive Vice President of Random House, Inc., and from January 1991 to May 1993, President and Publisher of TURTLE BAY BOOKS; from January 1987 to December 1990, Publisher of Random House Adult Trade Division; and from September 1985 to September 1987, President of Simon & Schuster-Trade Division. She is 56 years old and her address is 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019.

ARNOLD S. HIATT, BOARD MEMBER. Chairman of The Stride Rite Charitable
     Foundation. From 1969 to June 1992, he was Chairman of the Board, President or Chief Executive Officer of The Stride Rite Corporation, a multi-divisional footwear manufacturing and retailing company. He is also a director of The Cabot Corporation. He is 71 years old and his address is 5 Cambridge Center, Cambridge, Massachusetts 02142.

BURTON N. WALLACK, BOARD MEMBER. President and co-owner of Wallack Management
     Company, a real estate management company managing real estate in the New York City area. He is 48 years old and his address is 18 East 64th Street, New York, New York 10021.

          The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended January 31, 1999, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1998, was as follows:

                                                            TOTAL COMPENSATION
                                 AGGREGATE                  FROM FUND AND
NAME OF BOARD                    COMPENSATION               FUND COMPLEX
MEMBER                           FROM FUND**                PAID TO BOARD MEMBER

Joseph S. DiMartino              $_____                      $______ (__)

David W. Burke                   $_____                      $______ (__)

Samuel Chase                     $_____                      $______ (__)

Gordon J. Davis                  $_____                      $______ (__)

Joni Evans                       $_____                      $______ (__)

Arnold S. Hiatt                  $_____                      $______ (__)

Burton N. Wallack                $_____                      $______ (__)



-----------------------
* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves. ** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $___ for all Board members as a group.

OFFICERS OF THE FUND

MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive Officer,
     Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.

MARGARET W. CHAMBERS, VICE PRESIDENT AND SECRETARY. Senior Vice President and
     General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

STEPHANIED. PIERCE, VICE PRESIDENT, ASSISTANT SECRETARY AND ASSISTANT TREASURER.
     Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the
     Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. He is 43 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.


          The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


          The Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on ________, 1999.

          The following shareholders owned of record 5% or more of the Fund's shares outstanding on _______, 1999: [To be provided].


                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

          The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 2, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on __________, 1999 by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman--Institutional; Lawrence S. Kash, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Patrice M. Kozlowski, Vice President-- Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

          The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Richard J. Moynihan, Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Karen M. Hand, Stephen C. Kris, Michael Petty, Jill C. Shaffro, Samuel J. Weinstock and Monica
S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

          The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


          All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


          As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .50% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended January 31, 1997, 1998 and 1999, the management fees payable by the Fund amounted to $2,992,557, $2,685,055 and $________, respectively.


          The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

          The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


          DISTRIBUTOR. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc., (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          The Bank of New York (the "Custodian"), 90 Washington Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

          GENERAL. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

          The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

          Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

          Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

          If your payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

          Qualified institutions may telephone orders for the purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the telephone order is placed by 12:00 Noon, New York time, and Federal Funds are received by 4:00 p.m., New York time, on that day.

USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer ("Selected Dealer") and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Selected Dealer, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

          DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

          Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."


          TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place Fund shares in an account with their firm. Dealers also may require that the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.


          There is no sales charge by the Fund or the Distributor, although securities dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services, including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase Fund shares directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

          REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.



                            SHAREHOLDER SERVICES PLAN


          The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses of providing certain services to the Fund's shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

          A quarterly report of the amounts expended under the Plan and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last so approved at a meeting of the Board held on ___________, 1998. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

          For the fiscal year ended January 31, 1999, the Fund was charged $_______ pursuant to the Plan.


                              HOW TO REDEEM SHARES

          CHECK REDEMPTION PRIVILEGE. The Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

          You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

          Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

          WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 12:00 Noon, New York time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                         Transfer Agent's
         TRANSMITTAL CODE                ANSWER BACK SIGN

              144295                     144295 TSSG PREP


          If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

          To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

          DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."


          STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


          REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sells such securities, brokerage charges might be incurred.


          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.



                              SHAREHOLDER SERVICES


          FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


          A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

          B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

          C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


          D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

          To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

          To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders residing in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.


          Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


          DREYFUS-AUTOMATIC ASSET BUILDER(R). DreyfuS-AUTOMATic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

          DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer, not the Distributor, the Manager, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan.

          DREYFUS STEP PROGRAM. The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus- AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus- AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

          DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


          A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

          B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


          C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.


          D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.



          Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.


                        DETERMINATION OF NET ASSET VALUE

          AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


          The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the "Service") approved by the Fund's Board. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.


          The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Fund's Board will consider what actions, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

          NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          Management believes that the Fund has qualified for the fiscal year ended January 31, 1999 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

          The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks. All expenses are accrued daily and deducted before declaration of dividends to investors.


          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.


          The Fund intends to be a "qualified investment fund" within the meaning of the New Jersey gross income tax. The primary criteria for constituting a "qualified investment fund" are that (i) the Fund is an investment company registered with the Securities and Exchange Commission, which for the calendar year in which the dividends and distributions (if any) are paid, has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures and forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto and (ii) at the close of each quarter of the taxable year, the Fund has not less than 80% of the aggregate principal amount of all of its investments, excluding financial options, futures and forward contracts, or other similar financial instruments, related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Obligations, including obligations of Puerto Rico, the Virgin Islands and other territories and possessions of the United States and certain other specified securities exempt from Federal and New Jersey income taxes. Additionally, a qualified investment fund must comply with certain continuing reporting requirements.

          If the Fund qualifies as a qualified investment fund and the Fund complies with its reporting obligations, (a) dividends and distributions paid by the Fund to a New Jersey resident individual shareholder will not be subject to New Jersey gross income tax to the extent that the dividends and distributions are attributable to income earned by the Fund as interest on or gain from New Jersey Municipal Obligations, and (b) gain from the sale of Fund shares by a New Jersey resident individual shareholder will not be subject to New Jersey gross income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions. To the extent that you are subject to state and local taxes outside of New Jersey, dividends and distributions earned by an investment in the Fund and gain from the sale of shares in the Fund may represent taxable income.



                             PORTFOLIO TRANSACTIONS

          Portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


          Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.


          Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                                YIELD INFORMATION


          For the seven-day period ended January 31, 1999, the Fund's yield was ____% and its effective yield was ____%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          Based upon the highest combined 1999 Federal and State of New Jersey income tax rate of ____%, the Fund's tax equivalent yield for the seven-day period ended January 31, 1999 was ____%. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.

          The tax equivalent yield noted above represents the application of the highest Federal and New Jersey marginal personal income tax rates presently in effect. For Federal income tax purposes, a ____% rate has been used, and for New Jersey income tax purposes, a ____% rate has been used. The tax equivalent figure, however, does not include the potential effect of any local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rate or yields. You should consult a tax adviser, and consider your own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

          Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.


          From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not representative of the Fund's past or future performance.


          Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), N. Palm Beach, FL 33408, IBC's Money Fund Report(TM), Morningstar, Inc. and other industry publications. Advertising materials for the Fund also may refer to or discuss then-current or past economic conditions, developments and/or events, including those relating to or arising from actual or proposed tax legislation. From time to time, advertising materials for the Fund also may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.


                           INFORMATION ABOUT THE FUND

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.


          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Fund will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS


          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectuses.


          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                                 [TO BE UPDATED]


                                   APPENDIX A


RISK FACTORS -- INVESTING IN NEW JERSEY MUNICIPAL OBLIGATIONS.

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of New Jersey and various local agencies available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

          New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's principal manufacturing industries produce chemicals, pharmaceutical, electrical equipment and instruments, machinery, printing and food products. Other economic activities include services, wholesale and retail trade, insurance, tourism, petroleum refining and truck farming.

          While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,458,000 in 1992. This loss has been followed by an employment gain of 200,700 from May 1992 to August 1996, a recovery of 77% of the jobs lost during the recession. In July 1991, S&P lowered the State's general obligation bond rating from AAA to AA+.

          Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.4% in 1995 and 6.1% for the four month period from May 1996 through August 1996. Despite an increase reported in December 1995, the annualized unemployment rate remained 6.4% for the fourth quarter of 1995.

          The revised estimate as shown in the Governor's Fiscal Year 1997 Budget Message forecasts Sales and Use Tax collections for Fiscal Year 1996 as $4.254 billion, a 2.9% increase from Fiscal Year 1995 revenue. The Fiscal Year 1997 estimate of $4.325 billion, is a 1.7% increase from the Fiscal Year 1996 estimate.

          The revised estimate as shown in the Governor's Fiscal Year 1997 Budget Message forecasts Gross Income Tax collections for Fiscal Year 1996 of $4.713 billion, a 3.8% increase from Fiscal Year 1995 revenue. Included in the Fiscal Year 1995 revenue is a 5% reduction of personal income tax rates effective January 1, 1994 and a further 10% reduction of personal income tax rates effective January 1, 1995 (on joint income under $80,000). The estimate for fiscal year 1997 as shown in the Governor's Fiscal Year 1997 Budget Message of $4.510 billion, is a 4.3% decrease from the Fiscal Year 1996 estimate. Included in the Fiscal Year 1996 forecast is the 10% reduction of personal income tax rates effective January 1, 1995 and a further 15% reduction of personal income tax rates effective January 1, 1996 (on joint incomes under $80,000).

          The revised estimate as shown in the Governor's Fiscal Year 1997 Budget Message forecasts Corporation Business Tax collections for Fiscal Year 1996 of $1.238 billion, a 14.0% increase from Fiscal Year 1995 revenue. Included in the Corporation Business Tax forecast is a reduction in the Corporation Business Tax rate from 9.375% to 9.0% of net New Jersey income. The Fiscal Year 1997 forecast as shown in the Governor's Fiscal 1997 Budget Message of $1.155 billion, represents a 6.7% decrease from the Fiscal Year 1996 estimate.

          The revised estimate as shown in the Governor's Fiscal Year 1997 Budget Message forecasts Other Miscellaneous Taxes Fees and Revenues collections for Fiscal Year 1996 as $1.498 billion, an increase from fiscal year 1995 revenue.

          The Fiscal Year 1996 revised estimates include an estimate of $351 million which the state realized from a Tax Amnesty Program.

          Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.

          The State appropriated approximately $16.189 billion and $15.978 billion for Fiscal 1996 and 1997, respectively. Of the $15.978 billion appropriated in Fiscal Year 1997 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, the Casino Revenue Fund and Gubernatorial Elections Fund, $6.384 billion (39.9%) is appropriated for State aid to local governments, $3.749 billion (23.5%) is appropriated for grants-in-aid (payments to individuals or public or private agencies for benefits to which a recipient is entitled by law or for the provision of service on behalf of the State), $5.045 billion (31.6%) for Direct State services, $446.9 million (2.8%) for debt service on State general obligation bonds and $352.6 million (2.2%) for capital construction.

          Should tax revenues be less than the amount anticipated in the Budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. The appropriations for Fiscal Year 1996 and for Fiscal Year 1997 reflect the amounts contained in the Governor's Fiscal Year 1997 Budget Message.

          The State has made appropriations for principal and interest payments for general obligation bonds for fiscal years 1993 through 1996 in the amounts of $444.3 million, $119.9 million, $103.6 million and $466.3 million, respectively. The Governor's Fiscal Year 1997 Budget Message for Fiscal Year 1997 includes an appropriation in the amount of $446.9 million for principal and interest payments for general obligation bonds.

                                   APPENDIX B

          Description of certain S&P, Moody's and Fitch ratings:

S&P

MUNICIPAL BOND RATINGS

          An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

          Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. S&P's AA rating may be modified by the addition of a plus or minus sign designation to show relative standing within such category.

MUNICIPAL NOTE RATINGS

                                      SP-1

          The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) sign designation.

                                      SP-2

          The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

          The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. Relative strength or weakness of the various safety characteristics determines whether the issuer's commercial paper is rated A-2 or A-3.

MOODY'S

MUNICIPAL BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in the generic rating category Aa. Moody's also provides numerical modifiers of 2 and 3 in this category for bond issues in the health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of the generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

MUNICIPAL NOTE RATINGS

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                  MIG 1/VMIG 1

          This description denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                  MIG 2/VMIG 2

          This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

MUNICIPAL BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.


            DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

                         PART C. OTHER INFORMATION
                         _________________________


Item 23.  Exhibits
_______    _____________________________________________________


 (a) Registrant's Articles of Incorporation dated April 4, 1988 and Articles of Amendment dated October 2, 1990 are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996.


 (b) Registrant's By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996


 (d) Management Agreement dated August 24, 1994, as amended October 11, 1995, is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.


 (e) Distribution Agreement dated August 24, 1994, as amended October 11, 1995, is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.


 (f) Amended and Restated Custody Agreement dated August 18, 1989 is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996. Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed on December 15, 1993.


 (h) Shareholder Services Plan dated August 24, 1994, as amended October 11, 1995, is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.


 (i) Opinion and Consent of Stroock & Stroock & Lavan is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on May 30, 1996.


 (j)      Consent of Ernst & Young LLP, Independent Auditors.


 (n)      Financial Data Schedule.



Item 24.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable


Item 25.      Indemnification
_______    _______________


        Reference is made to Article Seventh of the Registrant's
        Articles of Incorporation, dated April 4, 1988, as amended on October 2, 1990, filed as Exhibit 1 hereto and the laws of the State of Maryland. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 hereto and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted Board members, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement incorporated by reference to Exhibit 24(b)(6) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on December 29, 1995.



Item 26.      Business and Other Connections of Investment Adviser.
_______    ____________________________________________________


         The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, is a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.  Business and Other Connections of Investment Adviser (continued)

          Officers and Directors of Investment Adviser
Name and Position
With Dreyfus                    Other Businesses                      Position Held            Dates

Christopher M. Condron          Mellon Preferred                      Director                 3/96 - 11/96
Chairman of the Board and       Capital Corporation*
Chief Executive Officer
                                TBCAM Holdings, Inc.*                 President                10/97 - 6/98
                                                                      Chairman                 10/97 - 6/98

                                The Boston Company                    Chairman                 1/98 - 6/98
                                Asset Management, LLC*                President                1/98 - 6/98

                                The Boston Company                    President                9/95 - 1/98
                                Asset Management, Inc.*               Chairman                 4/95 - 1/98
                                                                      Chief Executive Officer  4/95 - 4/97

                                Pareto Partners                       Partner Representative   11/95 - 5/97
                                271 Regent Street
                                London, England W1R 8PP

                                Franklin Portfolio Holdings, Inc.*    Director                 1/97 - Present

                                Franklin Portfolio
                                Associates Trust*                     Trustee                  9/95 - 1/97

                                Certus Asset Advisors Corp.**
                                                                      Director                 6/95 - Present

                                The Boston Company of                 Director                 6/95 - 4/96
                                Southern California                   Chief Executive Officer  6/95 - 4/96
                                Los Angeles, CA

                                Mellon Capital Management             Director                 5/95 - Present
                                Corporation***

                                Mellon Bond Associates, LLP+          Executive Committee      1/98 - Present
                                                                      Member


                                Mellon Bond Associates+               Trustee                  5/95 -1/98

                                Mellon Equity Associates, LLP+        Executive Committee      1/98 - Present
                                                                      Member

                                Mellon Equity Associates+             Trustee                  5/95 - 1/98

                                Boston Safe Advisors, Inc.*           Director                 5/95 - Present
                                                                      President                5/95 - Present

                                Access Capital Strategies Corp.       Director                 5/95 - 1/97
                                124 Mount Auburn Street
                                Suite 200 North
                                Cambridge, MA 02138

                                Mellon Bank, N.A. +                   Chief Operating Officer  3/98 - Present
                                                                      President                3/98 - Present
                                                                      Vice Chairman            11/94 - Present

Christopher M. Condron          Mellon Bank Corporation+              Chief Operating Officer  1/99 - Present
Chairman and Chief                                                    President                1/99 - Present
Executive                                                             Director                 1/98 - Present
Officer (Continued)                                                   Vice Chairman            11/94 - 1/99

                                The Boston Company Financial          Director                 4/94- 8/96
                                Services, Inc.*                       President                4/94 - 8/96

                                The Boston Company, Inc.*             Vice Chairman            1/94 - Present
                                                                      Director                 5/93 - Present

                                Laurel Capital Advisors, LLP+         Exec. Committee          1/98 - Present
                                                                      Member

                                Laurel Capital Advisors+              Trustee                  10/93 - 1/98

                                Boston Safe Deposit and Trust         Chairman                 3/93 - 2/96
                                Company of CA                         Chief Executive Officer  6/93 - 2/96
                                Los Angeles, CA                       Director                 6/89 - 2/96

                                MY, Inc.*                             President                9/91 - 3/96
                                                                      Director                 9/91 - 3/96

                                Reco, Inc.*                           President                8/91 - 11/96
                                                                      Director                 8/91 - 11/96

                                Boston Safe Deposit and Trust         Director                 6/89 - 2/96
                                Company of NY
                                New York, NY

                                Boston Safe Deposit and Trust         President                9/89 - 6/96
                                Company*                              Director                 5/93 -Present

                                The Boston Company Financial          President                6/89 - Present
                                Strategies, Inc. *                    Director                 6/89 - Present

                                The  Boston Company Financial         President                6/89 - 1/97
                                Strategies Group, Inc. *              Director                 6/89- 1/97

Mandell L. Berman               Self-Employed                         Real Estate Consultant,  11/74 - Present
Director                        29100 Northwestern Highway            Residential Builder and
                                Suite 370                             Private Investor
                                Southfield, MI 48034

Burton C. Borgelt               DeVlieg Bullard, Inc.                 Director                 1/93 - Present
Director                        1 Gorham Island
                                Westport, CT 06880

                                Mellon Bank Corporation+              Director                 6/91 - Present

                                Mellon Bank, N.A. +                   Director                 6/91 - Present

                                Dentsply International, Inc.          Director                 2/81 - Present
                                570 West College Avenue               Chief Executive Officer  2/81 - 12/96
                                York, PA                              Chairman                 3/89 - 1/96

Stephen E. Canter               Dreyfus Investment                    Chairman of the Board    1/97 - Present
President, Chief Operating      Advisors, Inc.++                      Director                 5/95 - Present
Officer, Chief Investment                                             President                5/95 - Present
Officer, and Director
                                Founders Asset Management, LLC        Acting Chief Executive   7/98 - 12/98
                                2930 East Third Ave.                  Officer
                                Denver, CO 80206

                                The Dreyfus Trust Company+++          Director                 6/95 - Present

Thomas F. Eggers                Dreyfus Service Corporation++         Executive Vice President 4/96 - Present
Vice Chairman - Institutional                                         Director                 9/96 - Present
and Director

Steven G. Elliott               Mellon Bank Corporation+              Senior Vice Chairman     1/99 - Present
Director                                                              Chief Financial Officer  1/90 - Present
                                                                      Vice Chairman            6/92 - 1/99
                                                                      Treasurer                1/90 - 5/98

                                Mellon Bank, N.A.+                    Senior Vice Chairman     3/98 - Present
                                                                      Vice Chairman            6/92 - 3/98
                                                                      Chief Financial Officer  1/90 - Present

                                Mellon EFT Services Corporation       Director                 10/98 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Mellon Financial Services             Director                 1/96 - Present
                                Corporation #1                        Vice President           1/96 - Present
                                Mellon Bank Center, 8th Floor
                                1735 Market Street
                                Philadelphia, PA 19103

                                Boston Group Holdings, Inc.*          Vice President           5/93 - Present

                                APT Holdings Corporation              Treasurer                12/87 - Present
                                Pike Creek Operations Center
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                Allomon Corporation                   Director                 12/87 - Present
                                Two Mellon Bank Center
                                Pittsburgh, PA 15259

                                Collection Services Corporation       Controller               10/90 - Present
                                500 Grant Street                      Director                 9/88 - Present
                                Pittsburgh, PA 15258                  Vice President           9/88 - Present
                                                                      Treasurer                9/88 - Present

                                Mellon Financial Company+             Principal Exec. Officer  1/88 - Present
                                                                      Chief Financial Officer  8/87 - Present
                                                                      Director                 8/87 - Present
                                                                      President                8/87 - Present

                                Mellon Overseas Investments           Director                 4/88 - Present
                                Corporation+                          Chairman                 7/89 - 11/97
                                                                      President                4/88 - 11/97
                                                                      Chief Executive Officer  4/88 - 11/97

                                Mellon International Investment       Director                 9/89 - 8/97
                                Corporation+

                                Mellon Financial Services             Treasurer                12/87 - Present
                                Corporation # 5+

Lawrence S. Kash                Dreyfus Investment                    Director                 4/97 - Present
Vice Chairman                   Advisors, Inc.++
And Director
                                Dreyfus Brokerage Services, Inc.      Chairman                 11/97 - Present
                                401 North Maple Ave.                  Chief Executive Officer  11/97 - Present
                                Beverly Hills, CA

                                Dreyfus Service Corporation++         Director                 1/95 - Present
                                                                      President                9/96 - Present

                                Dreyfus Precious Metals, Inc.++ +     Director                 3/96 - 12/98
                                                                      President                10/96 - 12/98

                                Dreyfus Service                       Director                 12/94 - Present
                                Organization, Inc.++                  President                1/97 - Present
                                                                      Executive Vice President 12/94 - 1/97

                                Seven Six Seven Agency, Inc. ++       Director                 1/97 - Present

                                Dreyfus Insurance Agency of           Chairman                 5/97 - Present
                                Massachusetts, Inc.++++               President                5/97 - Present
                                                                      Director                 5/97 - Present

                                The Dreyfus Trust Company+++          Chairman                 1/97 - Present
                                                                      President                2/97 - Present
                                                                      Chief Executive Officer  2/97 - Present
                                                                      Director                 12/94 - Present

                                The Dreyfus Consumer Credit           Chairman                 5/97 - Present
                                Corporation++                         President                5/97 - Present
                                                                      Director                 12/94 - Present

                                The Boston Company Advisors*          Chairman                 8/93 - 11/95

                                The Boston Company Advisors,          Chairman                 12/95 - Present
                                Inc.                                  Chief Executive Officer  12/95 - Present
                                Wilmington, DE                        President                12/95 - Present

                                Cornice Acquisition                   Board of Managers        12/97 - Present
                                Company, LLC
                                Denver, CO

                                The Boston Company, Inc.*             Director                 5/93 - Present
                                                                      President                5/93 - Present

                                Mellon Bank, N.A.+                    Executive Vice President 2/92 - Present

                                Laurel Capital Advisors, LLP+         President                12/91 - Present
                                                                      Executive Committee      12/91 - Present
                                                                      Member

                                Boston Group Holdings, Inc.*          Director                 5/93 - Present
                                                                      President                5/93 - Present

Martin G. McGuinn               Mellon Bank Corporation+              Chairman                 1/99 - Present
Director                                                              Chief Executive Officer  1/99 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

Martin G. McGuinn               Mellon Bank, N. A. +                  Chairman                 3/98 - Present
Director (Continued)                                                  Chief Executive Officer  3/98 - Present
                                                                      Director                 1/98 - Present
                                                                      Vice Chairman            1/90 - 1/99

                                Mellon Leasing Corporation+           Vice Chairman            12/96 - Present

                                Mellon Bank (DE) National             Director                 4/89 - 12/98
                                Association
                                Wilmington, DE

                                Mellon Bank (MD) National             Director                 1/96 - 4/98
                                Association
                                Rockville, Maryland

                                Mellon Financial                      Vice President           9/86  - 10/97
                                Corporation (MD)
                                Rockville, Maryland

J. David Officer                Dreyfus Service Corporation++         Executive Vice President 5/98 - Present
Vice Chairman
And Director                    Dreyfus Insurance Agency of           Director                 5/98 - Present
                                Massachusetts, Inc.++++

                                Seven Six Seven Agency, Inc.++        Director                 10/98 - Present

                                Mellon Residential Funding Corp. +    Director                 4/97 - Present

                                Mellon Trust of Florida, N.A.         Director                 8/97 - Present
                                2875 Northeast 191st Street
                                North Miami Beach, FL 33180

                                Mellon Bank, NA+                      Executive Vice President 7/96 - Present

                                The Boston Company, Inc.*             Vice Chairman            1/97 - Present
                                                                      Director                 7/96 - Present

                                Mellon Preferred Capital              Director                 11/96 - Present
                                Corporation*

                                RECO, Inc.*                           President                11/96 - Present
                                                                      Director                 11/96 - Present

                                The Boston Company Financial          President                8/96 - Present
                                Services, Inc.*                       Director                 8/96 - Present

                                Boston Safe Deposit and Trust         Director
                                Company*                              President                7/96 - Present
                                                                      Executive Vice President 7/96 - 1/99
                                                                                               1/91 - 7/96
                                Mellon Trust of New York              Director
                                1301 Avenue of the Americas                                    6/96 - Present
                                New York, NY 10019

                                Mellon Trust of California            Director                 6/96 - Present
                                400 South Hope Street
                                Suite 400
                                Los Angeles, CA 90071

J. David Officer                Mellon Bank, N.A.+                    Executive Vice President 2/94 - Present
Vice Chairman and
Director (Continued)            Mellon United National Bank           Director                 3/98 - Present
                                1399 SW 1st Ave., Suite 400
                                Miami, Florida

                                Boston Group Holdings, Inc.*          Director                 12/97 - Present

                                Dreyfus Financial Services Corp. +    Director                 9/96 - Present

                                Dreyfus Investment Services           Director                 4/96 - Present
                                Corporation+

Richard W. Sabo                 Founders Asset Management LLC         President                12/98 - Present
Director                        2930 East Third Avenue                Chief Executive Officer  12/98 - Present
                                Denver, CO. 80206

                                Prudential Securities                 Senior Vice President    07/91 - 11/98
                                New York, NY                          Regional Director        07/91 - 11/98

Richard F. Syron                American Stock Exchange               Chairman                 4/94 - Present
Director                        86 Trinity Place                      Chief Executive Officer  4/94 - Present
                                New York, NY 10006

Ronald P. O'Hanley              Franklin Portfolio Holdings, Inc.*    Director                 3/97 - Present
Vice Chairman
                                TBCAM Holdings, Inc.*                 Chairman                 6/98 - Present
                                                                      Director                 10/97 - Present

                                The Boston Company Asset              Chairman                 6/98 - Present
                                Management, LLC*                      Director                 1/98 - 6/98

                                The Boston Company Asset              Director                 2/97 - 12/97
                                Management, Inc. *

                                Boston Safe Advisors, Inc. *          Chairman                 6/97 - Present
                                                                      Director                 2/97 - Present

                                Pareto Partners                       Partner Representative   5/97 - Present
                                271 Regent Street
                                London, England W1R 8PP

                                Mellon Capital Management             Director                 5/97 -Present
                                Corporation***

                                Certus Asset Advisors Corp.**         Director                 2/97 - Present

                                Mellon Bond Associates+               Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon Equity Associates+             Trustee                  2/97 - Present
                                                                      Chairman                 2/97 - Present

                                Mellon-France Corporation+            Director                 3/97 - Present

                                Laurel Capital Advisors+              Trustee                  3/97 - Present

Ronald P. O'Hanley              McKinsey & Company, Inc.              Partner                  8/86 - 2/97
Vice Chairman (Continued)       Boston, MA

Mark N. Jacobs                  Dreyfus Investment                    Director                 4/97 -Present
General Counsel,                Advisors, Inc.++                      Secretary                10/77 - 7/98
Vice President, and
Secretary                       The Dreyfus Trust Company+++          Director                 3/96 - Present

                                The TruePenny Corporation++           President                10/98 - Present
                                                                      Director                 3/96 - Present

                                Lion Management, Inc.++               Director                 1/88 - 10/96
                                                                      Vice President           1/88 - 10/96
                                                                      Secretary                1/88 - 10/96

                                The Dreyfus Consumer Credit           Secretary                4/83 - 3/96
                                Corporation++

                                Dreyfus Service                       Director                 3/97 - Present
                                Organization, Inc.++                  Assistant Secretary      4/83 -3/96

                                Major Trading Corporation++           Assistant Secretary      5/81 - 8/96

William H. Maresca              The Dreyfus Trust Company+++          Director                 3/97 - Present
Controller
                                Dreyfus Service Corporation++         Chief Financial Officer  12/98 - Present

                                Dreyfus Consumer Credit Corp.++       Treasurer                10/98 - Present

                                Dreyfus Investment                    Treasurer                10/98 - Present
                                Advisors, Inc. ++

                                Dreyfus-Lincoln, Inc.                 Vice President           10/98 - Present
                                4500 New Linden Hill Road
                                Wilmington, DE 19808

                                The TruePenny Corporation++           Vice President           10/98 - Present

                                Dreyfus Precious Metals, Inc.+++      Treasurer                10/98 - 12/98

                                The Trotwood Corporation++            Vice President           10/98 - Present

                                Trotwood Hunters Corporation++        Vice President           10/98 - Present

                                Trotwood Hunters Site A Corp. ++      Vice President           10/98 - Present

                                Dreyfus Transfer, Inc.                Chief Financial Officer  5/98 - Present
                                One American Express Plaza,
                                Providence, RI 02903

                                Dreyfus Service                       Assistant  Treasurer     3/93 - Present
                                Organization, Inc.++

                                Dreyfus Insurance Agency of           Assistant Treasurer      5/98 - Present
                                Massachusetts, Inc.++++

William T. Sandalls, Jr.        Dreyfus Transfer, Inc.                Chairman                 2/97 - Present
Executive Vice President        One American Express Plaza,
                                Providence, RI 02903

William T. Sandalls, Jr.        Dreyfus Service Corporation++         Director                 1/96 - Present
Executive Vice President                                              Treasurer                1/96 - 2/97
(Continued)                                                           Executive Vice President 2/97 - Present
                                                                      Chief Financial Officer  2/97 - 12/98

                                Dreyfus Investment                    Director                 1/96 - Present
                                Advisors, Inc.++                      Treasurer                1/96 - 10/98

                                Dreyfus-Lincoln, Inc.                 Director                 12/96 - Present
                                4500 New Linden Hill Road             President                1/97 - Present
                                Wilmington, DE 19808

                                Dreyfus Acquisition Corporation++     Director VP and CFO      1/96 - 8/96
                                                                      Vice President           1/96 - 8/96
                                                                      Chief Financial Officer  1/96 - 8/96

                                Lion Management, Inc.++               Director                 1/96 - 10/96
                                                                      President                1/96 - 10/96

                                Seven Six Seven Agency, Inc.++        Director                 1/96 - 10/98
                                                                      Treasurer                10/96 - 10/98

                                The Dreyfus Consumer                  Director                 1/96 - Present
                                Credit Corp.++                        Vice President           1/96 - Present
                                                                      Treasurer                1/97 - 10/98

                                Dreyfus Partnership                   President                1/97 - 6/97
                                Management, Inc.++                    Director                 1/96 - 6/97

                                Dreyfus Service Organization,         Director                 1/96 - 6/97
                                Inc.++                                Executive Vice President 1/96 - 6/97
                                                                      Treasurer                10/96 - Present

                                Dreyfus Insurance Agency of           Director                 5/97 - Present
                                Massachusetts, Inc.++++               Treasurer                5/97 - Present
                                                                      Executive Vice President 5/97 - Present

                                Major Trading Corporation++           Director                 1/96 - 8/96
                                                                      Treasurer                1/96 - 8/96

                                The Dreyfus Trust Company+++          Director                 1/96 - 4/97
                                                                      Treasurer                1/96 - 4/97
                                                                      Chief Financial Officer  1/96 - 4/97

                                Dreyfus Personal                      Director                 1/96 - 4/97
                                Management, Inc.++                    Treasurer                1/96 - 4/97


Patrice M. Kozlowski            None
Vice President - Corporate
Communications

Mary Beth Leibig                None
Vice President -
Human Resources

Andrew S. Wasser                Mellon Bank Corporation+              Vice President           1/95 - Present
Vice President -
Information Systems

Theodore A. Schachar            Dreyfus Service Corporation++         Vice President -Tax      10/96 - Present
Vice President - Tax
                                Dreyfus Investment Advisors, Inc.++   Vice President - Tax     10/96 - Present

                                Dreyfus Precious Metals, Inc. +++     Vice President - Tax     10/96 - 12/98

                                Dreyfus Service Organization, Inc.++  Vice President - Tax     10/96 - Present

Wendy Strutt                    None
Vice President

Richard Terres                  None
Vice President

James Bitetto                   The TruePenny Corporation++           Secretary                9/98 - Present
Assistant Secretary
                                Dreyfus Service Corporation++         Assistant Secretary      8/98 - Present

                                Dreyfus Investment                    Assistant Secretary      7/98 - Present
                                Advisors, Inc.++

                                Dreyfus Service                       Assistant Secretary      7/98 - Present
                                Organization, Inc.++

Steven F. Newman                Dreyfus Transfer, Inc.                Vice President           2/97 - Present
Assistant Secretary             One American Express Plaza            Director                 2/97 - Present
                                Providence, RI 02903                  Secretary                2/97 - Present

                                Dreyfus Service                       Secretary                7/98 - Present
                                Organization, Inc.++                  Assistant Secretary      5/98 - 7/98


_______________________________
*   The address of the business so indicated is One Boston Place, Boston,
    Massachusetts, 02108.
**  The address of the business so indicated is One Bush Street, Suite 450, San
    Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000,
    San Francisco, California 94105.
+   The address of the business so indicated is One Mellon Bank Center,
    Pittsburgh, Pennsylvania 15258.
++  The address of the business so indicated is 200 Park Avenue, New York, New
    York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard,
    Uniondale, New York 11556-0144.
++++The address of the business so indicated is 53 State Street, Boston,
    Massachusetts 02109


Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.
     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Municipal Cash Management
     56)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)    Dreyfus New York Tax Exempt Money Market Fund
     59)    Dreyfus U.S. Treasury Intermediate Term Fund
     60)    Dreyfus U.S. Treasury Long Term Fund
     61)    Dreyfus 100% U.S. Treasury Money Market Fund
     62)    Dreyfus U.S. Treasury Short Term Fund
     63)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)    Dreyfus Pennsylvania Municipal Money Market Fund
     65)    Dreyfus Premier California Municipal Bond Fund
     66)    Dreyfus Premier Equity Funds, Inc.
     67)    Dreyfus Premier International Funds, Inc.
     68)    Dreyfus Premier GNMA Fund
     69)    Dreyfus Premier Worldwide Growth Fund, Inc.
     70)    Dreyfus Premier Municipal Bond Fund
     71)    Dreyfus Premier New York Municipal Bond Fund
     72)    Dreyfus Premier State Municipal Bond Fund
     73)    Dreyfus Premier Value Fund
     74)    Dreyfus Short-Intermediate Government Fund
     75)    Dreyfus Short-Intermediate Municipal Bond Fund
     76)    The Dreyfus Socially Responsible Growth Fund, Inc.
     77)    Dreyfus Stock Index Fund, Inc.
     78)    Dreyfus Tax Exempt Cash Management
     79)    The Dreyfus Third Century Fund, Inc.
     80)    Dreyfus Treasury Cash Management
     81)    Dreyfus Treasury Prime Cash Management
     82)    Dreyfus Variable Investment Fund
     83)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)    Founders Funds, Inc.
     85)    General California Municipal Bond Fund, Inc.
     86)    General California Municipal Money Market Fund
     87)    General Government Securities Money Market Fund, Inc.
     88)    General Money Market Fund, Inc.
     89)    General Municipal Bond Fund, Inc.
     90)    General Municipal Money Market Funds, Inc.
     91)    General New York Municipal Bond Fund, Inc.
     92)    General New York Municipal Money Market Fund

(b)
                                                           Positions and
Name and principal       Positions and offices with        offices with
business address         the Distributor                   Registrant
__________________       ___________________________       _____________

Marie E. Connolly+       Director, President, Chief        President and
                         Executive Officer and Chief       Treasurer
                         Compliance Officer

Joseph F. Tower, III+    Director, Senior Vice President,  Vice President
                         Treasurer and Chief Financial     and Assistant
                         Officer                           Treasurer

Mary A. Nelson+          Vice President                    Vice President
                                                           and Assistant
                                                           Treasurer

Jean M. O'Leary+         Assistant Vice President,         None
                         Assistant Secretary and
                         Assistant Clerk

William J. Nutt+         Chairman of the Board             None

Michael S. Petrucelli++  Senior Vice President             Vice President,
                                                           Assistant Treasurer
                                                           and Assistant
                                                           Secretary

Patrick W. McKeon+       Vice President                    None

Joseph A. Vignone+       Vice President                    None


________________________________
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.   Location of Accounts and Records
_______        ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

           None



                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29 day of March, 1999.


               Dreyfus New Jersey Municipal Money Market Fund, Inc.

          BY: /s/   Marie E. Connolly*
                   ____________________________
                   Marie E. Connolly, PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title                           Date
__________________________      _______________________________      _________

/s/Marie E. Connolly*
                               President and Treasurer (Principal    3/29/99
______________________________  Executive, Financial and Accounting
Marie E. Connolly               Officer)

/s/David W. Burke*              Board Member                         3/29/99
_____________________________
David W. Burke

/s/Samuel Chase*                Board Member                         3/29/99
______________________________
Samuel Chase

/s/Gordon J. Davis*             Board Member                         3/29/99
_____________________________
Gordon J. Davis

/s/Joseph S. DiMartino*         Board Member                         3/29/99
_____________________________
Joseph S. DiMartino

/s/Joni Evans*                  Board Member                         3/29/99
_____________________________
Joni Evans

/s/Arnold Hiatt*                Board Member                         3/29/99
_____________________________
Arnold Hiatt


/s/Burton N. Wallack*           Board Member                         3/29/99
_____________________________
Burton N. Wallack



*BY:     /s/Stephanie Pierce
         _________________________
         Stephanie Pierce,
         Attorney-in-Fact


                     INDEX OF EXHIBITS
                     _________________

Exhibit Item No.           Exhibit

23(j)                      Consent of Ernst & Young, LLP, Independent Auditors
23(n)                      Financial Data Schedule